Related Parties - Capital Markets Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total net investment income	$ 9,576	$ 11,672	$ 10,516
Derivative assets, net	299	684
Derivative liabilities, net	97	191
Related Parties
Related Party Transaction [Line Items]
Derivative assets, net	12	256
Derivative liabilities, net	0	2
Collateral posted	1,518	803
Collateral obtained from third parties for derivative transactions	380	770
Related Parties | Unsecured Derivative Transactions
Related Party Transaction [Line Items]
Derivative assets, net	253	406
Derivative liabilities, net	0	0
Collateral posted	0	0
Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	8,685	9,897	9,089
Net investment income - excluding Fortitude Re funds withheld assets | Related Parties
Related Party Transaction [Line Items]
Total net investment income	(1)	(14)	(12)
Net investment income - excluding Fortitude Re funds withheld assets | Related Parties | AIG
Related Party Transaction [Line Items]
Total net investment income	$ 15	$ 17	$ 19